SEGMENT REPORTING - Reconciliation of Segment Gross Profit to Net Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Gross profit	$ 31,716	$ 42,892	$ 141,577		$ 87,435
Selling, general and administrative	88,926	55,549	220,313		82,968
Research and development	1,796	2,606	3,195		6,092
Loss on impairment of goodwill	68,715	0	0	$ 68,715	0
Interest expense, net	6,230	6,652	18,906		11,118
Change in fair value of derivative warrant liabilities	(6,793)		10,337
Other expenses (income), net	(798)	(971)	1,769		(817)
(Loss) income before income taxes	(126,360)	(20,944)	(112,943)		(9,974)
Income tax (benefit) expense	(5,803)	113	(6,975)		9,602
Net loss	$ (120,557)	$ (21,057)	$ (105,968)		$ (19,576)